5. CASH AND CASH EQUIVALENTS: Schedule of Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Cash and Cash Equivalents
	December 31, 2025	December 31, 2024
	$	$
Cash	38,097,832	7,408,166
Cash equivalents (1)	96,151	2,125,963
	38,193,983	9,534,129